TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

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Transamerica MFS International Equity VP

Effective immediately, the following is added after the fourth paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for Transamerica MFS International Equity VP, and after the seventh paragraph of the “More on Each Portfolio’s Strategies and Investments – Transamerica MFS International Equity VP” section of the Prospectus:

The portfolio may invest up to 5% of its assets in China A-shares (equity securities of Chinese companies) listed and traded on the Shanghai Stock Exchange or the Shenzhen Stock Exchange.

Effective immediately, the following risk is added alphabetically to the “Principal Risks” section of the Prospectus and the Summary Prospectus for Transamerica MFS International Equity VP:

China A–Shares—The portfolio may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to quota limitations, which may restrict the portfolio’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the portfolio is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are in their early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Programs are subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the Shenzhen Stock Exchange, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Programs, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that all three exchanges will continue to support the Programs in the future.

Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market. The regulatory and legal framework for capital markets in mainland China may not be as well developed as those of developed countries. Chinese accounting standards and practices may deviate significantly from international accounting standards. The settlement and clearing systems of the Chinese securities markets may not be well tested and may be subject to increased risks of error or inefficiency. In addition, changes in mainland China’s taxation legislation could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the portfolio.

Effective immediately, the following risk is added alphabetically to the “More on the Risks of Investing in Each Portfolio” section of the Prospectus:

China A–Shares: Certain portfolios may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to quota limitations, which may restrict a portfolio’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when a portfolio is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are in their early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Programs are subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the Shenzhen Stock Exchange, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Programs, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that all three exchanges will continue to support the Programs in the future.

Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market. The regulatory and legal framework for capital markets in mainland China may not be as well developed as those of developed countries. Chinese accounting standards and practices may deviate significantly from international accounting standards. The settlement and clearing systems of the Chinese securities markets may not be well tested and may be subject to increased risks of error or inefficiency. In addition, changes in mainland China’s taxation legislation could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by a portfolio.

Investments in China A-shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the Shanghai Stock Exchange and the Shenzhen Stock Exchange defaulted, a portfolio may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Programs in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, portfolios investing through the Programs must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Programs are held in nominee name and not a portfolio’s name as the beneficial owner. It is possible, therefore, that a portfolio’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a portfolio may not be able to participate in corporate actions affecting China A-shares held through the Programs due to time constraints or for other operational reasons.

Trades on the Programs are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a portfolio cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a portfolio may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A-share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a portfolio holds 5% or more of the total shares of a China A-share issuer through its Program investments, its profits may be subject to these limitations. All accounts managed by the TAM and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a portfolio’s profits may be subject to these limitations.

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Effective immediately, the information above applies to the “List and Description of Underlying Portfolios – Transamerica Funds Underlying Funds” section of the Prospectus for Transamerica Developing Markets Equity and Transamerica International Equity Opportunities.

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Investors Should Retain this Supplement for Future Reference

May 19, 2017